Property and Equipment	12 Months Ended
Mar. 31, 2024
Property and Equipment [Abstract]
Property and Equipment

4. Property and Equipment

At March 31, 2024 and 2023, property and equipment consisted of the following:

	As of March 31,
	2024	2023
Machinery	$6,837	$7,516
Motor vehicles	1,086	718
Office equipment	1,328	1,222
Furniture and fixtures	797	811
Leasehold improvements	805	787
Leasehold property	7,193	7,235
	18,046	18,289
Less: accumulated depreciation	(7,964)	(7,369)
Total	$10,082	$10,920

Depreciation expense was approximately $1,640 and approximately $1,637 for the years ended March 31, 2024 and 2023, respectively.

Primech A&P holds a sixty (60) year leasehold interest in 23 Ubi Crescent Singapore (expiring July 2057) and a sixty (60) year leasehold interest in 25 Ubi Crescent Singapore (expiring July 2057). CSG Industries holds a thirty (30) years interest (expiring in February 2038) in 50 Tuas Avenue 11 #01-22 Tuas Lot Singapore 639107.